                                                       Deutsche Asset Management


International Small Cap Equity Fund
Institutional Class

Supplement dated August 3, 2001 (Replacing Supplement dated June 26, 2001) to Prospectus dated February 28, 2001

On July 30, 2001, the Board of Trustees voted to close and liquidate the International Small Cap Equity Fund (the 'Fund'). The Fund is closed to new investors. The Fund will be liquidated on or about September 28, 2001. Shareholders invested in the Fund will automatically be redeemed from the Fund on the day of closure.


The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP352 (8/01)
CUSIP 61735K406
                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

                                                       Deutsche Asset Management

Global Fixed Income Fund
International Fixed Income Fund
Institutional Class

Supplement dated August 3, 2001 (Replacing Supplement dated June 26, 2001) to Prospectus dated February 28, 2001

On July 30, 2001, the Board of Trustees voted to close and liquidate the Global Fixed Income Fund and the International Fixed Income Fund (the `Funds').
The Funds are closed to new investors. The Funds will be liquidated on or about September 28, 2001. Shareholders invested in the Funds will automatically be redeemed from the Funds on the day of closure.

The following supplements the "Buying and Selling Fund Shares - important information about Buying and Selling Shares' section:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
GIFI (8/01)
CUSIPs 61735k208
      61735k505

                                                          A Member of the
                                                          Deutsche Bank Group

                                                       Deutsche Asset Management

International Select Equity Fund, European Equity Fund, and Emerging Markets Equity Fund
Institutional Class

Supplement dated August 3, 2001 (Replacing Supplements dated June 26, 2001) to Prospectus dated February 28, 2001

The following replaces the 'Annual Fees and Expenses' table, 'Expense Example' and corresponding footnotes in the 'Annual Fund Operating Expenses' section for the International Select Equity Fund:

ANNUAL FEES AND EXPENSES
--------------------------------------------------------------------------------
                                                      Percentage of Average
                                                        Daily Net Assets
--------------------------------------------------------------------------------
Management Fees                                       0.70%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                 None
--------------------------------------------------------------------------------
Other Expenses                                        0.42%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                         1.13%/1/
--------------------------------------------------------------------------------

EXPENSE EXAMPLE/2/
------------------------------------------------------------------------
1 year               3 years          5 years          10 years
------------------------------------------------------------------------
$114                 $356             $617             $1,363
------------------------------------------------------------------------

/1/ Based on actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 1.25%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the 'Portfolio Managers' section for the Emerging Markets Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund

 .   Joined the investment adviser in 2000
 .   London emerging markets equities, Investment Manager and Global Strategist,
    Baring Asset Management; 1997 to 2000
 .   Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
    Management; 1994-1997
 .   London and Hong Kong Global fund manager, Chase Asset Management; 1989-1994
 .   16 years of investment industry experience
 .   MBA, University of Michigan
 .   BA, Economics, Rutgers University, Magna Cum Laude


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Gavin Grant, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .   Joined the investment adviser in 1997
 .   Prior to that, portfolio manager, Edinburgh Fund Managers; 1991-1997
 .   9 years of investment industry experience
 .   Analyst with an emphasis on the Latin American markets
 .   Member of UK Society of Investment Professionals
 .   MA, Investment Analysis, Stirling University

Anish Mathew, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .   Joined the investment adviser in 1994
 .   Prior to that, responsible for the Bombay research team, James Capel; 1992-
    1994
 .   11 years of investment industry experience
 .   India, Korea and Philippines analyst
 .   MBA, Xavier Institute of Management; B.Com (Hons), Delhi University

Davina Richardson, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .   Joined the investment adviser in 1998
 .   3 years of investment industry experience
 .   Analyst with an emphasis on African markets
 .   MA, Economics, University of Edinburgh

Christopher Turner, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund
 .   Joined the investment adviser in 1990
 .   Prior to that, portfolio manager and analyst, Life Assurance Society; 1986-
    1990
 .   15 years of investment industry experience
 .   Focus on European emerging markets
 .   Mathematics Degree, London University

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPIEINST (8/01)
CUSIPs: 61735K604                   61735K307       61735K109

                                       3